Goodwill, Internal-Use Software Development Costs, Net, and Intangible Assets, Net - Schedule of goodwill (Details) - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2023
Goodwill [Roll Forward]
Goodwill, beginning balance				$ 0	$ 82,407,000
Additions	$ 0			455,135,000
Impairment	0	$ (26,600,000)	$ (346,100,000)	(372,728,000)	0
Goodwill, ending balance	0	82,407,000		82,407,000	82,407,000
Owned and Operated Advertising
Goodwill [Roll Forward]
Goodwill, beginning balance				0	0
Additions				360,194,000
Impairment				(360,194,000)
Goodwill, ending balance	0	0		0	0
Partner Network
Goodwill [Roll Forward]
Goodwill, beginning balance				0	82,407,000
Additions				94,941,000
Impairment				(12,534,000)
Goodwill, ending balance	$ 0	$ 82,407,000		$ 82,407,000	$ 82,407,000